CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Cost of revenue, related party	¥ 14,917	¥ 14,373	¥ 18,155
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0